Note 8 - Property and Equipment 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Estimated Useful Life (in years)			September 30, 2023	December 31, 2022
Satellites and other equipment	3	-	5	$68,369	$54,370
Satellites under construction	Not applicable			16,032	22,194
Leasehold improvements	5	-	10	7,601	6,433
Other property and equipment	3	-	10	4,227	4,146
Total property and equipment				96,229	87,143
Less: Accumulated depreciation				(53,501)	(39,162)
Property and equipment, net				$42,728	$47,981
	September 30, 2023	December 31, 2022
Uruguay	$37,991	$43,134
Argentina	930	1,346
Spain	828	729
Netherlands	11,820	9,471
Other countries	490	1,472
Total (1) (2) (3)	$52,059	$56,152

				December 31,
	Estimated Useful Life (in years)			2022	2021
Satellites in orbit		3		$54,370	$43,716
Satellites under construction	Not applicable			22,194	10,558
Leasehold improvements	5	-	10	6,433	769
Other property and equipment	3	-	10	4,146	2,138
Total property and equipment				87,143	57,181
Less: Accumulated depreciation				(39,162)	(24,651)
Property and equipment, net				$47,981	$32,530
	December 31,
	2022	2021
Uruguay	$43,134	$33,208
Argentina	1,346	1,250
Spain	729	791
Netherlands	9,471	—
Other countries	1,472	236
Total (1) (2) (3)	$56,152	$35,485